Related Party Transactions (Details) - Schedule of nature of relationships with related parties	6 Months Ended
Sep. 30, 2022
Feng Zhou [Member]
Related Party Transactions (Details) - Schedule of nature of relationships with related parties [Line Items]
Nature of relationships with related parties	Major shareholder of the Company, Chief Executive Officer, Interim Chief Financial Officer and Director of the Company
Jianping Zhou [Member]
Related Party Transactions (Details) - Schedule of nature of relationships with related parties [Line Items]
Nature of relationships with related parties	Father of Feng Zhou, controlling shareholder of Taizhou Suxuantang from its inception to May 8, 2017
Xiaodong Pan [Member]
Related Party Transactions (Details) - Schedule of nature of relationships with related parties [Line Items]
Nature of relationships with related parties	Chief Financial Officer
Taizhou Jiutian Pharmaceutical Co. Ltd [Member]
Related Party Transactions (Details) - Schedule of nature of relationships with related parties [Line Items]
Nature of relationships with related parties	An entity controlled by Jianping Zhou
Jiangsu Health Pharmaceutical Investment Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of nature of relationships with related parties [Line Items]
Nature of relationships with related parties	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese Medicine Clinic [Member]
Related Party Transactions (Details) - Schedule of nature of relationships with related parties [Line Items]
Nature of relationships with related parties	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese hospital Co. Ltd [Member]
Related Party Transactions (Details) - Schedule of nature of relationships with related parties [Line Items]
Nature of relationships with related parties	An entity controlled by Jianping Zhou
Jiangsu Sutaitang Online Commercial Co., Ltd [Member]
Related Party Transactions (Details) - Schedule of nature of relationships with related parties [Line Items]
Nature of relationships with related parties	An entity controlled by Xiaodong Ji, Independent Director of the Company.